Condensed Interim Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands		Total	Number of Shares [member]	Issued Capital [member]	Share Purchase Options Reserve [member]	Reserves Restricted Share Units Reserve [member]	LTI revaluation reserve (net of tax) [member]		Total Reserves [member]		Retained Earnings [member]
Balance at beginning of period at Dec. 31, 2023		$ 6,985,516		$ 3,777,323	$ 22,907	$ 8,006	$ (71,004)	[1]	$ (40,091)		$ 3,248,284
Balance, shares at beginning of period at Dec. 31, 2023			453,069,000
Total comprehensive income
Total comprehensive income		158,475					(5,566)	[1]	(5,566)		164,041
SBC expense	[1]	1,598			674	924			1,598
Options exercised	[1]	3,867		4,565	(698)				(698)
Options exercised, shares	[1]		158,000
RSUs released	[1]			2,960		(2,960)			(2,960)
RSUs released, shares	[1]		68,000
Dividends (Note 17.2)		(70,261)		0							(70,261)
Balance end of period at Mar. 31, 2024		7,079,195		3,784,848	22,883	5,970	(76,570)	[1]	(47,717)		3,342,064
Balance, shares at end of period at Mar. 31, 2024			453,295,000
Balance at beginning of period at Dec. 31, 2023		6,985,516		3,777,323	22,907	8,006	(71,004)	[1]	(40,091)		3,248,284
Balance, shares at beginning of period at Dec. 31, 2023			453,069,000
Total comprehensive income
Total comprehensive income		297,774
Dividends (Note 17.2)											(140,534)
Realized gain on disposal of LTIs		35,768
Balance end of period at Jun. 30, 2024		7,159,672		3,796,172	22,106	6,874	(91,166)	[1]	(62,186)		3,425,686
Balance, shares at end of period at Jun. 30, 2024			453,635,000
Balance at beginning of period at Mar. 31, 2024		7,079,195		3,784,848	22,883	5,970	(76,570)	[1]	(47,717)		3,342,064
Balance, shares at beginning of period at Mar. 31, 2024			453,295,000
Total comprehensive income
Total comprehensive income		139,299					16,982	[1]	16,982		122,317
SBC expense	[1]	1,655			698	957			1,655
Options exercised	[1]	8,386		9,861	(1,475)				(1,475)
Options exercised, shares	[1]		311,000
RSUs released	[1]			53		(53)			(53)
RSUs released, shares	[1]		1,000
Dividends (Note 17.2)		(68,863)		1,410							(70,273)
Dividends (Note 17.2), shares			28,000
Realized gain on disposal of LTIs		35,768					(31,578)	[1]	(31,578)	[1]	31,578	[1]
Balance end of period at Jun. 30, 2024		7,159,672		3,796,172	22,106	6,874	(91,166)	[1]	(62,186)		3,425,686
Balance, shares at end of period at Jun. 30, 2024			453,635,000
Total comprehensive income
Total comprehensive income		235,163					(7,619)	[1]	(7,619)		242,782
SBC expense	[1]	3,450			1,465	1,985			3,450
Options exercised	[1]	1,020		1,230	(210)				(210)
Options exercised, shares	[1]		31,000
Dividends (Note 17.2)		(139,926)		706							(140,632)
Dividends (Note 17.2), shares			11,000
Realized gain on disposal of LTIs	[1]						3,062		3,062		(3,062)
Balance end of period at Dec. 31, 2024		$ 7,259,379		$ 3,798,108	23,361	8,859	(95,723)	[1]	(63,503)		3,524,774
Balance, shares at end of period at Dec. 31, 2024		453,677,299	453,677,000	453,677,299
Total comprehensive income
Total comprehensive income		$ 277,794					23,810	[1]	23,810		253,984
SBC expense	[1]	1,425			579	846			1,425
Options exercised	[1]	2,424		$ 2,965	(541)				(541)
Options exercised, shares	[1]		62,000
RSUs released	[1]			3,095		(3,095)			(3,095)
RSUs released, shares	[1]		69,000
Dividends (Note 17.2)		(74,880)									(74,880)
Balance end of period at Mar. 31, 2025		7,466,142		3,804,168	23,399	6,610	(71,913)	[1]	(41,904)		3,703,878
Balance, shares at end of period at Mar. 31, 2025			453,808,000
Balance at beginning of period at Dec. 31, 2024		$ 7,259,379		$ 3,798,108	23,361	8,859	(95,723)	[1]	(63,503)		3,524,774
Balance, shares at beginning of period at Dec. 31, 2024		453,677,299	453,677,000	453,677,299
Total comprehensive income
Total comprehensive income		$ 606,640
Dividends (Note 17.2)											(149,780)
Balance end of period at Jun. 30, 2025		$ 7,725,706		$ 3,810,111	23,633	6,051	(35,338)	[1]	(5,654)		3,921,249
Balance, shares at end of period at Jun. 30, 2025		453,677,299	453,954,000	453,954,302
Balance at beginning of period at Mar. 31, 2025		$ 7,466,142		$ 3,804,168	23,399	6,610	(71,913)	[1]	(41,904)		3,703,878
Balance, shares at beginning of period at Mar. 31, 2025			453,808,000
Total comprehensive income
Total comprehensive income		328,845					36,575	[1]	36,575		292,270
SBC expense	[1]	1,809			711	1,098			1,809
Options exercised	[1]	1,967		2,444	(477)				(477)
Options exercised, shares	[1]		50,000
RSUs released	[1]			1,657		(1,657)			(1,657)
RSUs released, shares	[1]		73,000
Dividends (Note 17.2)		(73,057)		1,842							(74,899)
Dividends (Note 17.2), shares			23,000
Balance end of period at Jun. 30, 2025		$ 7,725,706		$ 3,810,111	$ 23,633	$ 6,051	$ (35,338)	[1]	$ (5,654)		$ 3,921,249
Balance, shares at end of period at Jun. 30, 2025		453,677,299	453,954,000	453,954,302

[1]	Definitions as follows: “SBC” = Equity Settled Stock Based Compensation; “Options” = Share Purchase Options; “RSUs” = Restricted Share Units; “LTI’s” = Long-Term Investments - Common Shares Held.